Equity Income From Unconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2011
Equity Income From Unconsolidated Subsidiaries [Abstract]
EQUITY INCOME FROM UNCONSOLIDATED SUBSIDIARIES
6.	EQUITY INCOME FROM UNCONSOLIDATED SUBSIDIARIES

The Company’s unconsolidated joint ventures provide engineering, program management, and construction management services. Joint ventures, the combination of two or more partners, are generally formed for a specific project. Management of the joint venture is typically controlled by a joint venture executive committee, usually comprising a representative from each joint venture partner with equal voting rights. The executive committee provides management oversight and assigns work efforts to the joint venture partners.

The majority of the Company’s unconsolidated joint ventures have no employees and minimal operating expenses. For these joint ventures, the Company’s own employees render services that are billed to the joint venture, which are then billed to a third-party customer by the joint venture. These joint ventures function as pass-through entities to bill the third-party customer. The Company includes revenues related to the services performed for these joint ventures and the costs associated with these services in its results of operations. The Company also has unconsolidated joint ventures that have their own employees and operating expenses and to which the Company generally makes a capital contribution. The Company accounts for its investments in unconsolidated joint ventures using the equity method. The Company includes equity income from unconsolidated joint ventures as a component of non-operating income in its Consolidated Statements of Income as this equity income is derived from entities taxed as partnerships.

Equity income from unconsolidated subsidiaries primarily reflects the Company’s ownership of 33.33% of the members’ equity of Stanley Baker Hill, LLC (“SBH”) and the Company’s ownership of 33.33% of Louisiana TIMED Managers (“LTM”), a joint venture formed to manage a Louisiana Department of Transportation and Development transportation construction contract. Equity income from LTM was $0.8 million and $1.4 million for the years ended December 31, 2011 and 2010, respectively. For the years ended December 31, 2011 and 2010, LTM had revenue of $12.6 million and $14.8 million, respectively, gross profit of $2.3 million and $4.2 million, respectively and net income of $2.3 million and $4.2 million, respectively. As of December 31, 2011 and 2010, LTM had current assets of $7.3 million and $4.3 million, respectively, noncurrent assets of $2.5 million and $3.7 million, respectively and current liabilities of $9.8 million and $7.9 million, respectively. SBH is a joint venture formed in February 2004 between Stanley Consultants, Inc., Hill International, Inc., and Michael Baker, Jr. Inc., a subsidiary of the Company. The equity loss from SBH for the year ended December 31, 2011 was nominal while equity income from SBH for the years ended December 31, 2010 and 2009 was $1.2 million and $7.1 million, respectively. For the year ended December 31, 2011, SBH had no revenue or gross profit, and a nominal net loss. SBH had a contract for an Indefinite Delivery and Indefinite Quantity (“IDIQ”) for construction management and general architect-engineer services for facilities in Iraq with the U.S. Army Corps of Engineers. SBH’s IDIQ contract ended in September 2009. Funded task order work was extended beyond September 30, 2009 but the contract was materially complete by September 2010. With only minimal dissolution activity in 2011, financial statements for our unconsolidated subsidiary, Stanley Baker Hill, LLC, were not available for the year ended December 31, 2011. The following table presents summarized financial information for the Company’s unconsolidated subsidiary, SBH:

	For the year ended December 31,
(In thousands)	2010	2009
Contract revenue earned	$47,544	$154,140
Gross profit	3,966	21,763
Net Income	$3,511	$21,161

As of December 31,
(In thousands)	2010
Current assets	$929
Current liabilities	416

As of December 31, 2011 and 2010, there were no reported receivables or unbilled revenues on contracts in progress from SBH for work performed by the Company as a subcontractor to SBH. Revenue from SBH pursuant to the subcontract agreement between the Company and SBH was $14.1 million and $34.5 million for the years ended December 31, 2010 and 2009, respectively and was nominal for the year ended December 31, 2011.